Cover	12 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	FLUX POWER HOLDINGS, Inc.
Entity Central Index Key	0001083743
Entity Tax Identification Number	92-3550089
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2685 S. Melrose Drive
Entity Address, City or Town	Vista
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92081
City Area Code	(877)
Local Phone Number	505-3589
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2685 S. Melrose Drive
Entity Address, City or Town	Vista
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92081
City Area Code	(877)
Local Phone Number	505-3589
Contact Personnel Name	Krishna Vanka